Equity - Additional Information (Detail) $ / shares in Units, $ in Millions, $ in Millions								12 Months Ended
	Sep. 13, 2022 CAD ($)	Aug. 25, 2022 CAD ($) shares	Jul. 27, 2022 CAD ($)	May 25, 2022 CAD ($) shares	Mar. 15, 2022 CAD ($)	Feb. 25, 2022 CAD ($) shares	Dec. 03, 2021 shares	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2021 shares	Oct. 31, 2022 USD ($) shares	Jul. 27, 2022 $ / shares shares	Mar. 29, 2022 CAD ($) shares	Jan. 10, 2022
Disclosure of classes of share capital [line items]
Description of conversion of preferred share								In such an event, each preferred share or other equity instrument is convertible into common shares pursuant to an automatic conversion formula and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted-average trading price of our common shares on the TSX.
Gross proceeds								$ 2,245
Stock Option Plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance | shares								5,976,870	5,682,206	5,976,870
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Note Issued Face Value										$ 500
Interest Rate								4.80%
4.3% Limited Recourse Capital Notes [Member]
Disclosure of classes of share capital [line items]
Note Issued Face Value					$ 1,250			$ 1,250
Interest Rate					4.30%			4.30%
5.625% Limited Recourse Capital Notes, Series 2
Disclosure of classes of share capital [line items]
Note Issued Face Value					$ 750			$ 750
Interest Rate					5.625%			5.625%
7.325% Limited Recourse Capital Notes, Series 3 [Member]
Disclosure of classes of share capital [line items]
Note Issued Face Value	$ 1,000							$ 1,000
Interest Rate	7.325%							7.325%
Dividend reinvestment and share purchase plan [member]
Disclosure of classes of share capital [line items]
Common shares reserved for potential issuance | shares								25,669,677	33,200,910	25,669,677
Common shares [member]
Disclosure of classes of share capital [line items]
Shares Subject To Mandatory Redemption | shares							22,500,000
Discount rates for determine the recoverable amount													2.00%
Number of instruments or interests issued or issuable | shares												20,843,750
Equity interests of acquirer												$ 3,106
Class B Series 38 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term						5 years
Redemption aggregate value						$ 600
Number of shares intend to redeem | shares						24,000,000
Class B Series 40 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term				5 years
Redemption aggregate value				$ 500
Number of shares intend to redeem | shares				20,000,000
Class B Series 42 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Redemption aggregate value		$ 400
Number of shares intend to redeem | shares		16,000,000
Shareholder Dividend Reinvestment And Share Purchase Plan [Member] | Common shares [member]
Disclosure of classes of share capital [line items]
Number Of Shares Issued Or Issuable Upon Conversion Of Convertible Instrument | shares								7,531,233	0
Class B Series 48 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term					5 years
Note Issued Face Value								$ 1,250
Class B Series 49 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term					5 years
Redemption aggregate value					$ 750
Class B Series 50 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Description of conversion of preferred share								Not convertible
Number of shares issued | shares											500,000
Dividend rate reset term			5 years
Gross proceeds			$ 500
Dividend Payment Terms								For the initial five-year period to the earliest redemption date of November 26, 2027, the shares pay quarterly cash dividends, if declared, at a rate of 7.373% per annum.
Dividend Rate Reset Terms								The dividend rate will reset on the earliest redemption date and every fifth year thereafter at a rate equal to the 5-year Government of Canada bond yield plus a premium of 4.250%.
Dividend Rate Adjustment Percentage			4.25%
Par value per share | $ / shares											$ 1,000
Class B Series 51 Preferred Shares [member]
Disclosure of classes of share capital [line items]
Dividend rate reset term					5 years
Redemption aggregate value					$ 1,000